Subsequent Events	33 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
7. Subsequent Events	11. Subsequent Event
On October 4, 2013, the Company entered into a $32,500 convertible debenture with a non-related party. Under the terms of the debenture, the amount is unsecured, bears interest at 8% per annum, and matures on July 8, 2015. The note is convertible into shares of common stock of the Company 180 days after the date of issuance (April 2, 2014) at a conversion rate of 50% of the average of the five lowest closing bid prices of the Company’s common stock for the thirty trading days ending one trading date prior to the date the conversion notice is sent by the holder to the Company.

On January 2, 2013, the Company entered into a consulting agreement with The Holden Group, LLC (the “Consultant”) whereby the Company has agreed to pay the Consultant $2,000 (paid) and issue 600,000 restricted common shares (issued) of the Company upon the execution of the agreement as well as pay $500 on each of the first, second and third month anniversaries of the agreement.